Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,788	$ 7,206
Accumulated Amortization	(2,363)	(258)
Net Carrying Amount	11,425	6,948
Gross Carrying Amount	440,181	440,181
Accumulated Amortization	(143,180)	(68,520)
Net Carrying Amount	297,001	371,661
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	196,128	196,128
Accumulated Amortization	(94,354)	(45,322)
Net Carrying Amount	101,774	150,806
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	236,053	236,053
Accumulated Amortization	(45,050)	(21,450)
Net Carrying Amount	191,003	214,603
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,100	5,100
Accumulated Amortization	(2,341)	(1,066)
Net Carrying Amount	2,759	4,034
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,900	2,900
Accumulated Amortization	(1,435)	(682)
Net Carrying Amount	$ 1,465	$ 2,218